Post-employment Benefits - Post-employment benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-employment benefit plans
Defined benefit obligation	$ 3,276,400	$ 2,847,608
Plan assets	1,195,749	1,379,496
Unfunded status of plans	2,080,651	1,468,112
Remeasurement adjustments	344,313	247,092
Pensions
Post-employment benefit plans
Defined benefit obligation	2,634,125	2,339,860
Plan assets	909,324	1,051,076
Unfunded status of plans	1,724,801	1,288,784
Remeasurement adjustments	250,283	183,002
Seniority Premiums
Post-employment benefit plans
Defined benefit obligation	642,275	507,748
Plan assets	286,425	328,420
Unfunded status of plans	355,850	179,328
Remeasurement adjustments	$ 94,030	$ 64,090